Average number of employees - Summary of average number of employees (Parenthetical) (Detail) - Employee	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of average number of employees [Line Items]
Average number of employees	46,007	47,458	46,807
Singapore [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	430	422	434
India [Member]
Disclosure of average number of employees [Line Items]
Average number of employees	272	288	310